Acquisition of control of the AGM	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [Abstract]
Acquisition of control of the AGM [Text Block]

6. Acquisition of control of the AGM

On March 4, 2024, the Company completed the acquisition of Gold Fields' 45% interest in the AGM JV. Following the closing of the Acquisition, the Company owns a 90% interest in AGGL, the entity which holds the AGM's mining concessions and licenses, a 100% interest in Adansi Gold Company (GH) Ltd., an entity which holds exploration licenses in Ghana, and a 100% interest in Shika Group Finance Limited. The Company also acquired a 100% interest in GFI Netherlands B.V. (subsequently renamed to Galiano Gold Netherlands B.V.), the entity through which Gold Fields held its former 45% interest in the JV.

The objective of the Acquisition was to consolidate ownership of the AGM and obtain control of the asset.

The Company began consolidating the operating results, cash flows and net assets of the AGM commencing on March 4, 2024.

The total consideration payable to Gold Fields comprised the following:

  $65.0 million in cash on closing;

  issuance of 28.5 million common shares of the Company on closing;

  $55.0 million of deferred consideration comprised of a:

    $25.0 million cash payment on or before December 31, 2025; and

    $30.0 million cash payment on or before December 31, 2026 (collectively "Deferred Consideration")

The Deferred Consideration is to be paid in cash subject to the Company's right to satisfy up to 20% of each payment with common shares of the Company, subject to Gold Fields not owning more than 19.9% of the Company's issued and outstanding common shares at that time; and

  $30.0 million cash payment contingently payable upon production of 100,000 gold ounces from the Nkran deposit ("Contingent Consideration").

Gold Fields also received a 1% net smelter return royalty on production from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production ("Nkran Royalty"). Galiano has a right of first refusal on any full or partial disposition of the Nkran Royalty by Gold Fields.

For accounting purposes, the consideration also includes the fair value of the Company's pre-existing investments in the JV, specifically the preferred shares and equity accounted investment.

The estimated fair value of consideration paid to Gold Fields as of the acquisition date is summarized as follows:

Fair value
$
Cash	65,000
Common shares (1)	32,490
Deferred consideration(2)	47,628
Contingent consideration(3)	13,337
Nkran royalty(4)	3,030
Fair value of consideration paid for 45% interest in AGM	161,485
Fair value of Galiano's previously held 45% interest	136,485
Fair value of consideration	297,970

(1) The common share consideration fair value is based on a value of $1.14 per share, being the closing price of the Company's common shares on the NYSE American on March 4, 2024.

(2) The Deferred Consideration fair value was estimated using a discounted cash flow model and applying a 6.3% discount rate.

(3) The Contingent Consideration fair value was estimated using a discounted cash flow model and applying a 14.5% discount rate.

(4) The Nkran Royalty fair value was estimated using a discounted cash flow model and applying a forecast long-term gold price of $1,725 per ounce and a discount rate of 14.5%.

The fair value of the Company's previously held 45% interest in the JV is comprised of the fair value of preferred shares amounting to $46.8 million (see note 9) and the fair value of the Company's previous equity investment of $89.7 million (see note 10).

An allocation of the purchase price is presented in the table below.

Fair value
$
Assets acquired
Cash and cash equivalents	112,502
Accounts receivable	102
Inventories	41,158
Value added tax receivables	7,885
Prepaid expenses and other	5,509
Reclamation deposits	5,308
Mineral properties, plant and equipment	244,584
Liabilities assumed
Accounts payable and accrued liabilities	(44,475)
Lease liabilities	(19,176)
Asset retirement provisions	(53,537)
Net assets acquired	299,860
Non‐controlling interest	(1,890)
Net assets attributable to Galiano	297,970

The Company expensed $2.5 million of acquisition-related costs during the year ended December 31, 2024, which are presented as transaction costs in the Statement of Operations and Comprehensive Income (year ended December 31, 2023 - $0.4 million).

Since the acquisition on March 4, 2024, the assets acquired from the AGM contributed $231.3 million of revenue and $26.4 million of net income. Had the transaction occurred on January 1, 2024, the AGM would have contributed revenue of $265.2 million and net income of $35.2 million for the year ended December 31, 2024.